Offerings - Offering: 1	Jun. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	1,254,255
Proposed Maximum Offering Price per Unit	96.62
Maximum Aggregate Offering Price	$ 121,186,118.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,735.80
Offering Note	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the “Securities Act”), based upon the average of the high and low prices of the registrant’s common stock on June 23, 2026, as reported on the New York Stock Exchange.

Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form S-3 (File No. 333-277500) on February 29, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act, and is paid herewith.